Significant Accounting Policies and Significant Judgements (Details 3) - USD ($)	Oct. 31, 2021	Nov. 02, 2020	Oct. 31, 2020	Oct. 31, 2019
IfrsStatementLineItems [Line Items]
Right-of-use assets		$ 276,431
Property & equipment	$ 5,742,584	232,059	$ 1,151,799	232,059
Current portion of lease liability	$ 624,935	355,738	$ 100,277	129,876
Lease liability		$ 62,898		12,329
Adoption Of I F R S 16 [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets				276,431
Property & equipment
Current portion of lease liability				225,862
Lease liability				$ 50,569